Schedule of Restricted Share Unit Activity (Details) - Restricted Share Unit Plan [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted share units, balance	7,192,586	253,333
Weighted-average exercise price, balance	$ 0.17	$ 0.71
Weighted-average remaining contractual life	4 years 14 days	4 years 8 months 23 days	4 years 5 months 15 days
Aggregate intrinsic value, balance
Number of restricted share units, granted	0	6,939,253	33,333
Weighted-average exercise price, granted		$ 0.15
Weighted-average remaining contractual life, granted	3 years 7 months 24 days	4 years 9 months 14 days
Number of restricted share units, forfeited	7,380	0	65,202
Weighted-average exercise price, forfeited	$ 0.26
Number of restricted share units, exercised	(1,104,154)	0	(607,493)
Weighted-average exercise price, exercised	$ 0.26
Weighted-average remaining contractual life, exercised	3 years 7 months 24 days
Number of restricted share units, forfeited	(7,380)	0	(65,202)
Number of restricted share units, balance	6,081,052	7,192,586	253,333
Weighted-average exercise price, balance	$ 0.15	$ 0.17	$ 0.71
Aggregate intrinsic value, balance